Annual Fund Operating Expenses	Apr. 30, 2025
Segall Bryant & Hamill Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[1]
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	1.14%	[2]
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.99%	[2]
Segall Bryant & Hamill Small Cap Growth Fund | Segall Bryant & Hamill Small Cap Growth Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[3]
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.04%
Segall Bryant & Hamill Small Cap Growth Fund | Segall Bryant & Hamill Small Cap Growth Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[3]
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.87%
Segall Bryant & Hamill Small Cap Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Small Cap Core Fund | Segall Bryant & Hamill Small Cap Core Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.25%	[4]
Component2 Other Expenses	1.41%
Other Expenses (as a percentage of Assets):	1.66%
Expenses (as a percentage of Assets)	2.46%
Fee Waiver or Reimbursement	(1.32%)	[5]
Net Expenses (as a percentage of Assets)	1.14%	[5]
Segall Bryant & Hamill Small Cap Core Fund | Segall Bryant & Hamill Small Cap Core Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.10%	[4]
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.14%)	[5]
Net Expenses (as a percentage of Assets)	0.99%	[5]
Segall Bryant & Hamill All Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[6]
Component2 Other Expenses	0.66%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.57%)	[7]
Net Expenses (as a percentage of Assets)	0.99%	[7]
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[6]
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	0.84%	[7]
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Emerging Markets Fund | Segall Bryant & Hamill Emerging Markets Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[8]
Component2 Other Expenses	1.06%
Other Expenses (as a percentage of Assets):	1.31%
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	(1.07%)	[9]
Net Expenses (as a percentage of Assets)	1.14%	[9]
Segall Bryant & Hamill Emerging Markets Fund | Segall Bryant & Hamill Emerging Markets Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[8]
Component2 Other Expenses	0.82%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.83%)	[9]
Net Expenses (as a percentage of Assets)	0.99%	[9]
Segall Bryant & Hamill International Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill International Small Cap Fund | Segall Bryant & Hamill International Small Cap Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[10]
Component2 Other Expenses	0.03%	[10]
Component3 Other Expenses	0.54%	[10]
Other Expenses (as a percentage of Assets):	0.82%
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.51%)	[11]
Net Expenses (as a percentage of Assets)	1.21%	[11]
Segall Bryant & Hamill International Small Cap Fund | Segall Bryant & Hamill International Small Cap Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[10]
Component2 Other Expenses	0.03%	[10]
Component3 Other Expenses	0.51%	[10]
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.48%)	[11]
Net Expenses (as a percentage of Assets)	1.06%	[11]
Segall Bryant & Hamill International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill International Equity Fund | Segall Bryant & Hamill International Equity Fund - Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[12]
Component2 Other Expenses	13.23%
Other Expenses (as a percentage of Assets):	13.48%
Expenses (as a percentage of Assets)	14.23%
Fee Waiver or Reimbursement	(13.24%)	[13]
Net Expenses (as a percentage of Assets)	0.99%	[13]
Segall Bryant & Hamill International Equity Fund | Segall Bryant & Hamill International Equity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[12]
Component2 Other Expenses	13.26%
Other Expenses (as a percentage of Assets):	13.36%
Expenses (as a percentage of Assets)	14.11%
Fee Waiver or Reimbursement	(13.27%)	[13]
Net Expenses (as a percentage of Assets)	0.84%	[13]
Segall Bryant & Hamill Global All Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Global All Cap Fund | Segall Bryant & Hamill Global All Cap Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[14]
Component2 Other Expenses	0.53%
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.54%)	[15]
Net Expenses (as a percentage of Assets)	0.89%	[15]
Segall Bryant & Hamill Global All Cap Fund | Segall Bryant & Hamill Global All Cap Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[14]
Component2 Other Expenses	0.69%
Other Expenses (as a percentage of Assets):	0.79%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.70%)	[15]
Net Expenses (as a percentage of Assets)	0.74%	[15]
Segall Bryant & Hamill Short Term Plus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Short Term Plus Fund | Segall Bryant & Hamill Short Term Plus Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.19%	[16]
Component2 Other Expenses	1.20%
Other Expenses (as a percentage of Assets):	1.39%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(1.15%)	[17]
Net Expenses (as a percentage of Assets)	0.49%	[17]
Segall Bryant & Hamill Short Term Plus Fund | Segall Bryant & Hamill Short Term Plus Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[16]
Component2 Other Expenses	0.96%
Other Expenses (as a percentage of Assets):	1.06%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.91%)	[17]
Net Expenses (as a percentage of Assets)	0.40%	[17]
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Plus Bond Fund | Segall Bryant & Hamill Plus Bond Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[18]
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.14%)	[19]
Net Expenses (as a percentage of Assets)	0.55%	[19]
Segall Bryant & Hamill Plus Bond Fund | Segall Bryant & Hamill Plus Bond Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[18]
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.14%)	[19]
Net Expenses (as a percentage of Assets)	0.40%	[19]
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Quality High Yield Fund | Segall Bryant & Hamill Quality High Yield Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[20]
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.17%)	[21]
Net Expenses (as a percentage of Assets)	0.85%	[21]
Segall Bryant & Hamill Quality High Yield Fund | Segall Bryant & Hamill Quality High Yield Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[20]
Component2 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.16%)	[21]
Net Expenses (as a percentage of Assets)	0.70%	[21]
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Municipal Opportunities Fund | Segall Bryant & Hamill Municipal Opportunities Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[22]
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.16%)	[23]
Net Expenses (as a percentage of Assets)	0.65%	[23]
Segall Bryant & Hamill Municipal Opportunities Fund | Segall Bryant & Hamill Municipal Opportunities Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[22]
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.10%)	[23]
Net Expenses (as a percentage of Assets)	0.50%	[23]
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Segall Bryant & Hamill Colorado Tax Free Fund | Segall Bryant & Hamill Colorado Tax Free Fund-Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[24]
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.06%)	[25]
Net Expenses (as a percentage of Assets)	0.65%	[25]
Segall Bryant & Hamill Colorado Tax Free Fund | Segall Bryant & Hamill Colorado Tax Free Fund-Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[24]
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.06%)	[25]
Net Expenses (as a percentage of Assets)	0.50%	[25]
BARRETT GROWTH FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
BARRETT GROWTH FUND | BARRETT GROWTH FUND Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[26]
Component2 Other Expenses	0.53%
Other Expenses (as a percentage of Assets):	0.78%	[27]
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.44%)	[28]
Net Expenses (as a percentage of Assets)	0.99%	[28]
Barrett Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Barrett Opportunity Fund | Barrett Opportunity Fund Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[29]
Component2 Other Expenses	0.60%
Other Expenses (as a percentage of Assets):	0.85%	[30]
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.51%)	[31]
Net Expenses (as a percentage of Assets)	0.99%	[31]

[1]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[2]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[3]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[4]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[5]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[6]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[7]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[8]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[9]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[10]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[11]	The Adviser has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.18% and 1.03% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[12]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[13]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[14]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[15]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% and 0.74% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[16]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[17]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.49% and 0.40% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[18]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[19]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.55% and 0.40% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[20]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[21]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.85% and 0.70% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[22]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[23]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[24]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[25]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[26]	The Fund’s Retail Class may pay a fee at an annual rate of up to 0.25% of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[27]	Other Expenses are based on estimated amounts for the current fiscal year.
[28]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.
[29]	The Fund’s Retail Class may pay a fee at an annual rate of up to 0.25% of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.
[30]	Other Expenses are based on estimated amounts for the current fiscal year.
[31]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.